Taxation	12 Months Ended
Mar. 31, 2021
Taxes Payable [Abstract]
Taxation
15 TAXATION

(a)	Value-added tax (“VAT”) and surcharges
During the years presented, the Group is subject to statutory VAT rate of 6% for revenues from marketing services, commissions, financing solutions and other services and 13% and 6% for online direct sales. The entities within the Group, which are qualified for small scale taxpayers, are subject to statutory VAT rate of 3%.
The Group is also subject to cultural undertaking development fees at the rate of 3% on advertising revenues, which are part of revenues from marketing services in PRC. The cultural undertaking development fees are recorded in the cost of revenues in the Consolidated Operations and Comprehensive Loss.
The Group is also subject to urban construction tax at the rate of 1% or 7%, education surcharges at the rate of 3%, local education surcharges at the rate of 2% and other surcharges on VAT payments to the tax authorities according to PRC tax law, which are recorded in the cost of revenues in the Consolidated Operations and Comprehensive Loss.

(b)	Income taxes benefits
Composition of income tax benefits

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expenses	(6,051)	(2,119)	(9,825)
Deferred income tax benefits	23,268	2,709	4,644

	17,217	590	(5,181)

Cayman Islands (“Cayman”)
Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no

Cayman Islands withholding tax will be imposed.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to a two-tiered
profits tax rates regime. Under the
two-tiered
profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%.
PRC
On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT Law became effective on January 1, 2008. Under the new CIT Law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises” (“HNTE”). In accordance with the new CIT Law, Hangzhou Shiqu and Hangzhou Juangua enjoyed the 15% preferential tax rate from 2016 to 2018. The HNTE certificates of Hangzhou Shiqu and Hangzhou Juangua were renewed in 2019 and are valid for another three years from 2019 to 2021.
On November 8, 2013, Hangzhou Shiqu and Hangzhou Juangua were entitled to be “Software Enterprises”. According to the new CIT Law and relevant regulations, from the first profit-making year to December 31, 2017, such entities could enjoy a tax holiday of
2-year
CIT exemption and subsequently
3-year
12.5% preferential tax rate. Although Hangzhou Shiqu and Hangzhou Juangua were entitled to both “Software Enterprises” and HNTE, they chose to apply the preferential tax rate of HNTE since only one tax holiday can be enjoyed at the same period.
On November 30, 2018, Hangzhou Juandou obtained its HNTE certificate with a valid period of three years. Therefore, Juandou is eligible to enjoy a preferential tax rate of 15% from 2018 to 2020 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority.
Tax holiday had no immediate tax impact as there is no

taxable profit for Hangzhou Shiqu, Hangzhou Juangua and Hangzhou Juandou for the years ended March 31, 2019, 2020 and 2021.

Effective from January 1, 2018, Hangzhou Shiqu, Hangzhou Juangua and Hangzhou Juandou are allowed to carry forward the annual net operating loss incurred for the year of 2013 onwards for 10 years.
The Group’s other PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.
PRC withholding tax on dividends
The New CIT Law provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.
The CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the Double Tax Arrangement between Mainland China and Hong Kong Special Administrative Region, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the foreign investor owns directly at least 25% of the shares of the FIE and if Hong Kong company is a beneficial owner of the dividend. The State Administration of Taxation (“SAT”) further promulgated Circular [2009] 601 and SAT Public Notice [2018] No. 9 regarding the assessment criteria on beneficial owner status.
The Group’s consolidated VIEs and VIEs’ subsidiaries are controlled by the Company through various contractual agreements. To the extent that these consolidated VIEs and VIEs’ subsidiaries have undistributed earnings, the Company will accrue appropriate expected tax associated with repatriation of such undistributed earnings. As of March 31, 2020 and 2021, the Company did not record any withholding tax on the retained earnings of its subsidiaries, consolidated VIEs and VIEs’ subsidiaries in the PRC as they were still in accumulated deficit position.
The components of loss before tax are as follows:

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(426,044)	(310,312)	(61,292)
Loss from overseas entities	(77,448)	(1,913,916)	(261,498)

Total loss before tax	(503,492)	(2,224,228)	(322,790)

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Income tax benefits/(expenses)
Current income tax expenses	(6,051)	(2,119)	(9,825)
Deferred tax benefits	23,268	2,709	4,644

Total income tax benefits/(expenses)	17,217	590	(5,181)

Reconciliation of the differences between statutory tax rate and the effective tax rate
Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended March 31,
	2019		2020		2021
PRC Statutory tax rate	25%		25%		25%
Difference in EIT rates of certain subsidiaries	(3%	)	(23%	)	(21%	)
Permanent book – tax difference	(5%	)	(1%	)	(2%	)
Additional deduction for research and development expenditures	2%		1%		3%
Changes in valuation allowance	(16%	)	(2%	)	(6%	)

Effective tax rate	3%		0%		(1%	)

Expenses not deductible for tax purposes and
non-taxable
income primarily represent share-based compensation expense and entertainment expense.

(c)	Deferred tax assets and liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of March 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
- Tax losses carried forward	556,851	351,618
- Carryforwards of un-deducted advertising expenses	182,318	175,148
- Accruals and other liabilities	6,821	5,167
- Provision for doubtful accounts	5,792	7,407
- Impairment of available-for-sale investments	1,125	1,633
Less: valuation allowance	(752,907)	(540,973)

Net deferred tax assets	—	—

Deferred tax liabilities:
- Recognition of intangible assets arisen from business combination and unrealized holding gain	2,571	3,212
- Recognition of acquired broadcasting license	18,958	14,314

Net deferred tax liabilities	21,529	17,526

As of March 31, 2021, the Group had net operating loss carry forwards of approximately RMB1,969,343 which mainly arose from the subsidiaries, consolidated VIEs and VIEs’ subsidiaries established in the PRC. The loss carry forwards from PRC entities will expire during the calendar year from 2021 to 2030. The net operating loss of the Group will start to expire if not utilized. Other than the expiration, there are no other limitations or restrictions upon Group’s ability to use these operating losses carry forwards.
As of March 31, 2021, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2021	300,138
2022	147,361
2023	57,955
2024	244,563
2025	536,987
Thereafter	682,339

1,969,343

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
Movement of valuation allowance

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the period	780,179	860,698	752,907
Addition	83,516	21,180	16,934
Written off for expiration of net operating losses	—	(125,803)	(225,742)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(2,997)	(3,168)	(3,126)

Balance at end of the period	860,698	752,907	540,973